Segment Financial Data (By Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Operating profit									$ 8,172	$ 7,291	$ 9,593
Total Assets	$ 89,706				$ 87,484				89,706	87,484
Assets excluding Assets Held for Sale											86,338
Capital Expenditures									1,699	1,652	1,594
Depreciation & Amortization									1,962	1,863	1,820
Major Customers, U.S. Government Sales									5,626	5,630	5,879
Net Sales	14,659	$ 14,354	$ 14,874	$ 13,357	14,300	$ 13,788	$ 14,690	$ 13,320	57,244	56,098	57,900
Major Customers, Airbus Sales									7,688	$ 7,624	7,757
Sikorsky [Member]
Segment Reporting Information [Line Items]
Disposal Date										Nov. 06, 2015
Major Customers, U.S. Government Sales										$ 3,100	3,800
UTC Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Operating profit									2,298	1,888	2,355
Total Assets	34,093				34,736				34,093	34,736	35,034
Capital Expenditures									452	537	533
Depreciation & Amortization									807	796	807
Major Customers, U.S. Government Sales									2,301	2,409	2,459
Net Sales									14,465	14,094	14,215
Total Segments [Member]
Segment Reporting Information [Line Items]
Operating profit									8,946	8,023	9,777
Total Assets	87,718				85,205				87,718	85,205	83,707
Capital Expenditures									1,611	1,573	1,540
Depreciation & Amortization									1,882	1,785	1,755
Net Sales									58,103	56,863	58,528
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit									(368)	(268)	304
Total Assets	1,988				2,279				1,988	2,279	2,631
Capital Expenditures									88	79	54
Depreciation & Amortization									80	78	65
Net Sales									(859)	(765)	(628)
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Operating profit									(406)	(464)	(488)
Net Sales									0	0	0
Other [Member]
Segment Reporting Information [Line Items]
Major Customers, U.S. Government Sales									138	276	294
Otis [Member]
Segment Reporting Information [Line Items]
Operating profit									2,147	2,338	2,640
Total Assets	8,867				8,846				8,867	8,846	9,313
Capital Expenditures									94	83	87
Depreciation & Amortization									171	176	209
Net Sales									11,893	11,980	12,982
UTC Climate, Controls and Security [Member]
Segment Reporting Information [Line Items]
Operating profit									2,956	2,936	2,782
Total Assets	21,787				21,287				21,787	21,287	21,217
Capital Expenditures									340	261	228
Depreciation & Amortization									354	337	349
Net Sales									16,851	16,707	16,823
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Operating profit									1,545	861	2,000
Total Assets	$ 22,971				$ 20,336				22,971	20,336	18,143
Capital Expenditures									725	692	692
Depreciation & Amortization									550	476	390
Major Customers, U.S. Government Sales									3,187	2,945	3,126
Net Sales									$ 14,894	$ 14,082	$ 14,508